DWS Alternative Asset Allocation VIP Investment Strategy - Class B [Member] - DWS Alternative Asset Allocation VIP	Apr. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Main Investments. The fund seeks to achieve its objective by investing in alternative (or non-traditional) investment strategies. Investments may be made in other DWS funds (i.e., mutual funds, exchange-traded funds (ETFs) and other pooled investment vehicles managed by DWS Investment Management Americas, Inc., the fund's investment advisor, or one of its affiliates), or directly in the securities and derivative instruments in which such DWS fund could invest. Currently, the fund generally focuses on investing in other DWS funds. The fund may also invest in securities of unaffiliated mutual funds, ETFs or exchange-traded notes (ETNs) when the economic exposure to a particular market or sector is not available through a DWS fund, the unaffiliated fund provides a complimentary exposure to a DWS fund in a particular market or sector, or to implement a tactical allocation. (DWS funds and unaffiliated mutual funds, ETFs and ETNs are collectively referred to as “underlying funds”.) The fund may invest in passive ETFs which seek to replicate the performance of an index, and in active ETFs, which do not replicate an index and are actively managed. The fund’s allocations among direct investments and underlying funds may vary over time.Due to regulatory changes, effective June 11, 2026, under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in investments with alternative (or non-traditional) investment strategies in the following categories: Real Assets, Alternative Fixed Income, Alternative Equity, Absolute Return and Opportunistic. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.Management process. Portfolio management utilizes a strategic asset allocation process to determine the non-traditional or alternative investment strategies that should be represented in the fund’s portfolio. Investment strategies generally will fall into the following categories: Real Assets, Alternative Fixed Income, Alternative Equity, Absolute Return and Opportunistic. Real Assets investments have a tangible or physical aspect such as real estate or commodities. Alternative Fixed Income investments seek to offer exposure to categories generally not included in investors’ allocations, such as bank loans and high yield debt securities (i.e. “junk bonds”), and to foreign investments, many of which are not denominated in US dollars. Alternative Equity investments are investments primarily in convertible and preferred instruments that offer equity exposure. Absolute Return investments include: (1) strategies that seek positive returns in all market environments and (2) cash or cash-like investments. Opportunistic investments are investments outside the other categories that may be identified by portfolio management as representing an opportunity to utilize a new alternative investment strategy. Portfolio management also utilizes a tactical asset allocation process to adjust allocations in response to short-term market changes. Tactical allocations reflect views from DWS’s Chief Investment Officer and global research platform. Tactical allocations, which may include derivative instruments, have shorter investment horizons as positions reflect short-term views and are implemented by appropriately changing the existing allocations.As of December 31, 2025, the fund’s allocation among investment strategies and underlying funds was:Real Asset48DWS Enhanced Commodity Strategy Fund17DWS RREEF Global Infrastructure Fund17DWS RREEF Real Estate Securities Fund9Xtrackers RREEF Global Natural Resources ETF5Alternative Equity22State Street SPDR Bloomberg Convertible Securities ETF17iShares Preferred & Income Securities ETF5Alternative Fixed Income21DWS Floating Rate Fund9iShares JP Morgan USD Emerging Markets Bond ETF9DWS Emerging Markets Fixed Income Fund3Absolute Return8DWS Global Macro Fund8Cash Equivalents1DWS Central Cash Management Government Fund1Other Assets and Liabilities, Net0Total100It is possible that the fund’s allocations may be focused in particular industries, asset classes, or sectors of the economy. The fund’s allocations among investment strategies and underlying funds will change over time and there should be no expectation that current or past positions will be maintained in the future.Currency and interest rate strategies. In addition to the fund’s or an underlying fund’s main investment strategy, portfolio management of the fund or certain underlying funds may, from time to time, seek to enhance returns by employing proprietary quantitative currency strategies across developed and emerging market currencies using derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use forward currency contracts. Three main strategies may be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management of the fund or certain underlying funds will use a “relative value” analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management of the fund or certain underlying funds will use multi-year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management of the fund or certain underlying funds will use a “fair value” analysis, seeking to systematically buy “undervalued” currencies and sell “overvalued” currencies.Portfolio management of the fund or certain underlying funds also may, from time to time, seek to enhance returns by employing various strategies to identify interest rate trends across developed markets using derivatives, in particular buying and selling interest rate futures contracts. In implementing these strategies, portfolio management of the fund or certain underlying funds may utilize proprietary rules-based interest rate indices.The notional amount of the fund’s or an underlying fund's aggregate currency and interest rate exposure resulting from these strategies may significantly exceed the net assets of the fund or an underlying fund (and at times may exceed two times the fund’s or an underlying fund's net assets).Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.